Changes in significant accounting policies	3 Months Ended
Nov. 30, 2021
Changes In Significant Accounting Policies
Changes in significant accounting policies

4.          Changes in significant accounting policies

Future accounting pronouncements

The following standards have not yet been adopted and are being evaluated to determine their impact on the Company:

Amendments to IAS 37 – Onerous Contracts – Cost of Fulfilling a Contract;

Amendments to IAS 16 – Property, Plant and Equipment: Proceeds before Intended Use

Amendments to IFRS 3 – Reference to the Conceptual Framework

Engine Gaming and Media, Inc.

(formerly Engine Media Holdings, Inc)

Notes to the Interim Condensed Consolidated Financial Statements

For the three months ended November 30, 2021 and 2020

(Unaudited)

(Expressed in United States Dollars)

Other accounting standards or amendments to existing accounting standards that have been issued but have future effective dates are either not applicable or the Company is still assessing what the impact will be to the Company’s financial statements.